Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Investments [Abstract]
Summary of Long Term Investments

	Equity method investments	Equity investments without readily determinable fair values	Debt security investments	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2021	3,224	2,919	—	6,143
Additions	3,500	—	—	3,500
Shares of results of equity method investees	196	—	—	196
Balance as of December 31, 2022	6,920	2,919	—	9,839
Additions	8,090	—	2,000	10,090
Shares of results of equity method investees	(1,560)	—	—	(1,560)

Balance as of December 31, 2023	13,450	2,919	2,000	18,369

Equity method investments

(a)
In June 2021, the Group and a third-party investor jointly set up an entity for the purpose of developing the local urban air mobility and smart city operations in Guangzhou, Guangdong Province. The Group subscribed for a commitment of RMB
10,500
and holds
35
% of the investee’s equity interests. As of December 31, 2023, the Group has contributed aggregated cash consideration of RMB
7,000
. As a major shareholder of the entity, the Group has significant influence over the investee. Therefore, the equity investment is accounted for using the equity method of accounting. Pursuant to the payment schedule of capital contribution as set out in the investment agreement, RMB
1,750
is recorded as investment payable in accrued expenses and other liabilities (Note 11) as of December 31, 2023. The remaining contribution of RMB
1,750
which will be due on December 31, 2024, is disclosed in Capital commitments (Note 25(a)).

(b)
In May 2023, the Group and a third-party investor entered into an investment agreement to jointly set up an entity to promote local low-altitude
transportation and tourism products in Xinjiang Province. As of December 31, 2023, the Group invested cash consideration of RMB
6,000
(US$
845
) and holds
30
% of the investee’s equity interest. As a major shareholder of the entity, the Group has significant influence over the investee. Therefore, the equity investment is accounted for using the equity method of accounting.

(c)
In September 2023, the Group and a third-party investor entered into an investment agreement to jointly set up an entity to promote local low-altitude
transportation and tourism products in Guangxi Province. As of December 31, 2023, the Group invested cash consideration of RMB
340
(US$
48
) and holds
34
% of the investee’s equity interest. As a major shareholder of the entity, the Group has significant influence over the investee. Therefore, the equity investment is accounted for using the equity method of accounting.